Document And Entity Information	9 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	Jerash Holdings (US), Inc.
Entity Central Index Key	0001696558
Entity Filer Category	Smaller Reporting Company